INCOME TAXES - Income Tax Expense (Benefit) Attributable to Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Income Taxes Paid, Net	$ 113.7	$ 147.3	$ 197.5
Current:
Federal	18.4	84.0	12.7
Foreign	141.1	123.5	104.7
State	17.1	(3.0)	8.8
Total current	176.6	204.5	126.2
Deferred:
Federal	55.3	(77.1)	15.7
Foreign	(19.3)	(50.6)	(59.0)
State	14.5	(8.2)	(7.1)
Total deferred	42.4	(135.7)	(50.4)
Income taxes on continuing operations	227.1	68.6	75.8
Income Tax Refund	47.1	64.5	49.8
Continuing Operations [Member]
Deferred:
Total deferred	$ 50.5	$ (135.9)	$ (50.4)